Earnings per share (Tables)	6 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2019	2020
Basic—
Net income attributable to NHI shareholders	¥194,407	¥210,158
Weighted average number of shares outstanding	3,301,269,085	3,051,543,718
Net income attributable to NHI shareholders per share	¥58.89	¥68.87

Diluted—
Net income attributable to NHI shareholders	¥194,363	¥210,117
Weighted average number of shares outstanding	3,370,803,851	3,131,423,608
Net income attributable to NHI shareholders per share	¥57.66	¥67.10

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2019	2020
Basic—
Net income attributable to NHI shareholders	¥138,574	¥67,642
Weighted average number of shares outstanding	3,290,622,990	3,056,897,704
Net income attributable to NHI shareholders per share	¥42.11	¥22.13

Diluted—
Net income attributable to NHI shareholders	¥138,548	¥67,625
Weighted average number of shares outstanding	3,360,616,509	3,143,092,237
Net income attributable to NHI shareholders per share	¥41.23	¥21.52